FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Abstract]
Carrying value and estimated fair value of financial instruments
The carrying value and estimated fair value of the Company's financial instruments as of September 30, 2012 and December 31, 2011 are as follows:

	2012		2011
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	164,484	164,484	160,566	160,566
Restricted cash and investments	75,735	75,735	100,566	100,566
Marketable securities	1,172	1,172	685	685
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	268,992	194,271	288,137	249,293
4.5% Convertible Bond	215,000	111,531	225,000	94,500

Financial assets and liabilities measured at fair value on recurring basis
The estimated fair value of financial assets and liabilities at September 30, 2012 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	164,484	164,484	—	—
Restricted cash and investments	75,735	75,735	—	—
Marketable securities	1,172	1,172	—	—
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	194,271	—	194,271	—
4.5% Convertible Bond	111,531	—	111,531	—